Net Sales by Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales, Total	$ 2,351.9	$ 2,119.0	$ 2,197.5	$ 2,135.0	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 8,803.4	$ 8,266.7	$ 8,232.4
Asia
Segment Reporting Information [Line Items]
Net sales, Total									2,974.1	2,752.2	2,571.4
China
Segment Reporting Information [Line Items]
Net sales, Total									1,405.5	1,097.6	981.9
Japan
Segment Reporting Information [Line Items]
Net sales, Total									688.2	830.5	758.5
Rest Of Asia
Segment Reporting Information [Line Items]
Net sales, Total									880.4	824.1	831.0
Continents of North and South America
Segment Reporting Information [Line Items]
Net sales, Total									2,943.6	2,839.1	2,558.9
Europe
Segment Reporting Information [Line Items]
Net sales, Total									$ 2,885.7	$ 2,675.4	$ 3,102.1